PAINEWEBBER

 GROWTH & INCOME FUND

            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares   $22.52   $19.15   $20.43      18.30%         17.54%
------------------------------------------------------------------------
Class B Shares    22.37    19.10    20.37      17.38          17.12
------------------------------------------------------------------------
Class D Shares    22.43    19.15    20.42      17.37          17.07
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
12/20/83 - 12/31/84     $12.65 $13.21            --        $1.0800  13.72%
----------------------------------------------------------------------------
1985                     13.21  14.97       $0.1950         0.8850  22.36
----------------------------------------------------------------------------
1986                     14.97  15.04        1.1380         0.6830  12.68
----------------------------------------------------------------------------
1987                     15.04  12.05        2.3027         0.7366  (3.16)
----------------------------------------------------------------------------
1988                     12.05  13.67            --         0.5120  17.83
----------------------------------------------------------------------------
1989                     13.67  16.32        0.1675         0.5178  24.59
----------------------------------------------------------------------------
1990                     16.32  15.85            --         0.3030  (1.01)
----------------------------------------------------------------------------
1991                     15.85  19.26            --         0.0985  22.15
----------------------------------------------------------------------------
1992                     19.26  21.74            --         0.2432   3.90
----------------------------------------------------------------------------
1993                     21.74  20.86        0.0310         0.2818  (2.59)
----------------------------------------------------------------------------
1994                     20.86  18.18        1.2111         0.2417  (5.87)
----------------------------------------------------------------------------
01/01/95 - 08/31/95      18.18  22.52            --             --  23.87
----------------------------------------------------------------------------
                                    Totals: $5.0453        $5.5826
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95: 252.40%
----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91     $18.04 $21.14            --        $0.1074 17.85%
----------------------------------------------------------------------------
1992                     21.14  21.69            --         0.0992  3.09
----------------------------------------------------------------------------
1993                     21.69  20.82       $0.0310         0.1193 (3.31)
----------------------------------------------------------------------------
1994                     20.82  18.15        1.2111         0.0768 (6.62)
----------------------------------------------------------------------------
01/01/95 - 08/31/95      18.15  22.37            --             -- 23.25
----------------------------------------------------------------------------
                                    Totals: $1.2421        $0.4027
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95: 35.20%
----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92     $19.96 $21.75            --        $0.1160  9.58%
----------------------------------------------------------------------------
1993                     21.75  20.87       $0.0310         0.1308 (3.30)
----------------------------------------------------------------------------
1994                     20.87  18.20        1.2111         0.0756 (6.61)
----------------------------------------------------------------------------
01/01/95 - 08/31/95      18.20  22.43            --             -- 23.24
----------------------------------------------------------------------------
                                    Totals: $1.2421        $0.3224
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95: 21.96%
----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included.

PAINEWEBBER

 GROWTH FUND

            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares   $22.27   $19.21   $20.04      11.28%         15.93%
------------------------------------------------------------------------
Class B Shares    21.53    18.65    19.53      10.40          15.44
------------------------------------------------------------------------
Class D Shares    21.68    18.78    19.67      10.37          15.44
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
03/18/85 - 12/31/85     $ 9.15 $10.55         --           $0.1275  16.87%
----------------------------------------------------------------------------
1986                     10.55  10.86       $0.4064         0.1042   7.64
----------------------------------------------------------------------------
1987                     10.86   9.81        1.4051         0.0847   4.34
----------------------------------------------------------------------------
1988                      9.81  11.87         --            0.1011  22.05
----------------------------------------------------------------------------
1989                     11.87  14.79        1.1520          --     34.27
----------------------------------------------------------------------------
1990                     14.79  12.98        0.4625         0.1625  (7.72)
----------------------------------------------------------------------------
1991                     12.98  18.53        0.6003         0.0072  47.61
----------------------------------------------------------------------------
1992                     18.53  18.66        0.6235          --      4.15
----------------------------------------------------------------------------
1993                     18.66  21.14        1.0734          --     19.17
----------------------------------------------------------------------------
1994                     21.14  18.81        0.0258          --    (10.90)
----------------------------------------------------------------------------
01/01/95 - 08/31/95      18.81  22.27         --             --     18.39
----------------------------------------------------------------------------
                                    Totals: $5.7490        $0.5872
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95: 283.63%
----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91     $15.63 $18.47       $0.6003        $0.0037  22.18%
----------------------------------------------------------------------------
1992                     18.47  18.44        0.6235          --      3.30
----------------------------------------------------------------------------
1993                     18.44  20.71       1.0734           --     18.26
----------------------------------------------------------------------------
1994                     20.71  18.28       0.0258           --    (11.61)
----------------------------------------------------------------------------
01/01/95 - 08/31/95      18.28  21.53         --             --     17.78
----------------------------------------------------------------------------
                                    Totals: $2.3230        $0.0037
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95:  55.38%
----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92     $17.04 $18.57       $0.6235          --     12.73%
----------------------------------------------------------------------------
1993                     18.57  20.85        1.0734          --     18.19
----------------------------------------------------------------------------
1994                     20.85  18.41        0.0258          --    (11.58)
----------------------------------------------------------------------------
01/01/95 - 08/31/95      18.41  21.68         --             --     17.76
----------------------------------------------------------------------------
                                    Totals: $1.7227          --
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95:  38.73%
----------------------------------------------------------------------------

/1/Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included.

PAINEWEBBER

 GROWTH & INCOME FUND

            PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1995

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - 93.48%

 Aerospace - 3.29%
  169,500  Lockheed Martin Corporation............................   $10,318,312
   68,200  McDonnell Douglas Corporation..........................     5,473,050
                                                                     -----------
                                                                      15,791,362
                                                                     -----------
 Agriculture, Food - 4.28%
   89,900  Campbell Soup Company..................................     4,112,925
  188,700  Con Agra Incorporated..................................     7,147,013
  124,300  Philip Morris Companies Incorporated...................     9,275,887
                                                                     -----------
                                                                      20,535,825
                                                                     -----------
 Air Transport - 0.98%
   63,900  AMR Corporation Delaware*..............................     4,504,950
   15,000  Qantas Airways Limited*................................       249,375
                                                                     -----------
                                                                       4,754,325
                                                                     -----------
 Aluminum - 1.19%
  100,000  Aluminum Company of America............................     5,712,500
                                                                     -----------
 Banks - 6.76%
  100,000  Bank of New York Incorporated..........................     4,350,000
   50,000  Chase Manhattan Corporation............................     2,875,000
  100,000  Citicorp...............................................     6,637,500
   20,000  First Empire State Corporation.........................     3,660,000
   75,000  Morgan (J.P.) & Company Incorporated...................     5,465,625
  153,600  NationsBank Corporation................................     9,427,200
                                                                     -----------
                                                                      32,415,325
                                                                     -----------
 Beverages - 0.91%
   96,000  Pepsico Incorporated...................................     4,344,000
                                                                     -----------
 Business Machines - 8.17%
  116,400  Cirrus Logic Incorporated*.............................     6,343,800
  100,000  Cisco Systems, Inc.*...................................     6,562,500
  100,000  Compaq Computer Corporation*...........................     4,775,000
  262,900  EMC Corporation*.......................................     5,389,450
  100,000  International Business Machines Corporation............    10,337,500
  100,000  Sun Microsystems Incorporated*.........................     5,787,500
                                                                     -----------
                                                                      39,195,750
                                                                     -----------
 Chemicals - 2.09%
   50,000  Ashland Incorporated...................................     1,637,500
   80,000  DuPont (EI) de Nemours & Company.......................     5,230,000
   50,000  IMC Global Incorporated................................     3,162,500
                                                                     -----------
                                                                      10,030,000
                                                                     -----------
 Construction - 0.85%
  150,000  USG Corporation*.......................................     4,068,750
                                                                     -----------
 Consumer Durables - 0.35%
   32,300  Premark International Incorporated.....................     1,691,713
                                                                     -----------
 Drugs, Medicine - 9.08%
  108,900  Abbott Laboratories....................................     4,219,875

PAINEWEBBER

 GROWTH & INCOME FUND

            PORTFOLIO OF INVESTMENTS (CONTINUED)                 AUGUST 31, 1995

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

Drugs, Medicine -- (concluded)
   53,700  Allergan Incorporated..................................   $ 1,631,138
   67,300  Bristol-Myers Squibb Company...........................     4,618,462
  125,000  Johnson & Johnson......................................     8,625,000
  100,000  Lilly (Eli) & Company..................................     8,187,500
  293,850  Mylan Labs Incorporated................................     6,721,819
  100,000  Pfizer Incorporated....................................     4,937,500
  102,800  Smithkline Beecham, PLC................................     4,600,300
                                                                     -----------
                                                                      43,541,594
                                                                     -----------
 Electric Utilities - 2.48%
   84,400  DPL Incorporated.......................................     1,877,900
  151,300  Duke Power Company.....................................     6,146,562
  100,000  FPL Group Incorporated.................................     3,887,500
                                                                     -----------
                                                                      11,911,962
                                                                     -----------
 Electronics - 6.31%
  106,200  AMP Incorporated.......................................     4,314,375
   45,500  Avnet Incorporated.....................................     2,343,250
  100,000  Intel Corporation......................................     6,137,500
  134,100  Loral Corporation......................................     7,341,975
   84,300  Raytheon Company.......................................     6,817,762
  100,000  VLSI Technology Incorporated*..........................     3,300,000
                                                                     -----------
                                                                      30,254,862
                                                                     -----------
 Gas Utilities - 0.52%
  100,000  Panhandle Eastern Corporation..........................     2,500,000
                                                                     -----------
 Healthcare (Non-drug) - 3.12%
   88,000  Apria Healthcare Group Incorporated*...................     2,464,000
  106,300  Becton Dickinson & Company.............................     5,992,662
   39,600  Medtronic Incorporated.................................     3,737,250
  136,600  Ventritex Incorporated*................................     2,766,150
                                                                     -----------
                                                                      14,960,062
                                                                     -----------
 Hotels, Restaurants - 0.90%
  125,000  Mirage Resorts Incorporated*...........................     4,296,875
                                                                     -----------
 International Oil - 3.62%
  155,000  Chevron Corporation....................................     7,498,125
   60,500  Mobil Corporation......................................     5,762,625
   63,700  Texaco Incorporated....................................     4,124,575
                                                                     -----------
                                                                      17,385,325
                                                                     -----------
 Life Insurance - 0.78%
  100,600  Equitable of Iowa Companies............................     3,747,350
                                                                     -----------
 Miscellaneous Finance - 0.78%
   34,000  American Express Company...............................     1,372,750
  100,000  Comdata Holdings Corporation*..........................     2,387,500
                                                                     -----------
                                                                       3,760,250
                                                                     -----------

PAINEWEBBER

 GROWTH & INCOME FUND

            PORTFOLIO OF INVESTMENTS (CONTINUED)                 AUGUST 31, 1995

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)
 Miscellaneous Mining, Metals - 0.47%
   40,000  Potash Corporation Saskatchewan Inc....................   $ 2,275,000
                                                                     -----------
 Mortgage Financing - 0.61%
   50,000  Green Tree Financial Corporation.......................     2,912,500
                                                                     -----------
 Motor Vehicles - 0.71%
  173,600  Fleetwood Enterprises Incorporated.....................     3,406,900
                                                                     -----------
 Other Insurance - 5.46%
  112,600  AFLAC Incorporated.....................................     4,602,525
  100,971  Allstate Corporation...................................     3,420,393
   85,200  American International Group Incorporated..............     6,869,250
   17,000  ITT Corporation........................................     2,033,625
  170,700  St. Paul Companies Incorporated........................     9,260,475
                                                                     -----------
                                                                      26,186,268
                                                                     -----------
 Paper - 1.93%
   70,100  Champion International Corporation.....................     3,969,412
   58,400  Scott Paper Company....................................     2,708,300
   58,100  Westvaco Corporation...................................     2,563,663
                                                                     -----------
                                                                       9,241,375
                                                                     -----------
 Producers Goods - 15.46%
   50,000  AGCO Corporation.......................................     2,431,250
  119,600  American Brands Incorporated...........................     5,023,200
   70,600  Caterpillar Incorporated...............................     4,739,025
   50,000  Deere & Company........................................     4,275,000
  145,000  Donaldson Incorporated.................................     3,679,375
   90,500  Dover Corporation......................................     7,217,375
  100,100  DSC Communications Corporation*........................     5,255,250
  106,500  Emerson Electric Company...............................     7,601,437
  140,100  Federal Signal Corporation.............................     3,029,663
   42,400  General Electric Company...............................     2,496,300
  100,000  INDRESCO Incorporated*.................................     1,675,000
  100,000  Material Sciences Corporation*.........................     1,925,000
  144,300  Pentair Incorporated...................................     6,565,650
  125,000  Textron Incorporated...................................     8,562,500
   39,445  United States Robotics Corporation*....................     5,532,161
   50,000  United Technologies Corporation........................     4,168,750
                                                                     -----------
                                                                      74,176,936
                                                                     -----------
 Publishing - 1.24%
  185,900  Reynolds & Reynolds Company, Class A...................     5,972,038
                                                                     -----------
 Railroads, Transit - 2.10%
  150,000  Conrail Inc. ..........................................    10,087,500
                                                                     -----------
 Retail (Food) - 1.63%
  176,300  Albertsons Incorporated................................     5,619,563
   75,000  American Stores Company................................     2,203,125
                                                                     -----------
                                                                       7,822,688
                                                                     -----------

PAINEWEBBER

 GROWTH & INCOME FUND

            PORTFOLIO OF INVESTMENTS (CONTINUED)                 AUGUST 31, 1995

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCK - (CONCLUDED)

 Retail (All Other) - 3.80%
   50,000  Borders Group, Inc.*..................................   $  1,012,500
  209,000  Rite Aid Corporation..................................      5,852,000
  158,919  Sears, Roebuck & Company..............................      5,145,003
  100,000  Tandy Corporation.....................................      6,212,500
                                                                    ------------
                                                                      18,222,003
                                                                    ------------
 Services - 3.23%
   55,800  BMC Software Incorporated*............................      2,378,475
  138,400  Cadence Design Systems Incorporated*..................      5,017,000
   43,000  Computer Associates International Incorporated........      2,988,500
  135,400  HealthCare COMPARE Corporation*.......................      5,094,425
                                                                    ------------
                                                                      15,478,400
                                                                    ------------
 Telephone, Telegraph - 0.38%
  100,000  NYNEX CableComms Group PLC*...........................      1,806,250
                                                                    ------------
 Total Common Stocks (cost - $370,380,437)........................   448,485,688
                                                                    ------------
PREFERRED STOCK - 1.76%
 Life Insurance - 1.65%
  150,000  American General Delaware Llc.........................      7,950,000
                                                                    ------------
 Paper - 0.11%
   10,000  International Paper Capital Trust+....................        470,000
                                                                    ------------
 Total Preferred Stock (cost - $8,000,000)........................     8,420,000
                                                                    ------------

 PRINCIPAL
  AMOUNT                                   MATURITY           INTEREST
   (000)                                     DATES             RATES
 ---------                            -------------------  --------------
CORPORATE BONDS - 3.54%
 Cosmetics - 0.72%
 $  3,500  Alberto Culver Company+.              06/30/06           5.500%      3,465,000
                                                                               ----------
 Electronics - 0.43%
    2,000  Sanmina Corporation+....              08/15/02           5.500       2,050,000
                                                                               ----------
 Mortgage Financing - 0.49%
    2,400  Developers Diversified
            Realty Company.........              08/15/99           7.000       2,364,000
                                                                               ----------
 Pollution Control - 0.81%
    4,000  Browning-Ferris
            Industries+............              07/18/05           6.750       3,940,000
                                                                               ----------
 Producers Goods - 0.64%
    3,000  Cooper Industries
            Incorporated+..........              01/01/15           7.050       3,060,000
                                                                               ----------
 Retail (All Other) - 0.45%
    2,500  Baker (J.) Incorporated.              06/01/02           7.000       2,125,000
                                                                               ----------
       Total Corporate Bonds (cost -
 $17,083,160).......................                                           17,004,000
                                                                               ----------
U.S. GOVERNMENT OBLIGATIONS - 5.81%
   28,000  United States Treasury
            Bills (cost -
            $27,882,069)...........   09/21/95 - 10/19/95  5.405 to 5.425@     27,882,123
                                                                               ----------

PAINEWEBBER

 GROWTH & INCOME FUND

            PORTFOLIO OF INVESTMENTS (CONCLUDED)                 AUGUST 31, 1995

 PRINCIPAL
  AMOUNT                                       MATURITY INTEREST
   (000)                                         DATE     RATE       VALUE
 ---------                                     -------- --------  ------------

REPURCHASE AGREEMENT - 1.46%
  $ 6,995  Repurchase Agreement dated
            08/31/95, with Nomura Securities
            International, Inc.,
            collateralized by $6,940,000
            U.S. Treasury Note, 7.500% due
            01/31/97; proceeds: $6,996,127
            (cost - $6,995,000).............   09/01/95    5.800% $  6,995,000
                                                                  ------------
 Total Investments (cost - $430,340,666) -
  106.05%....................................                      508,786,811
      Liabilities in excess of other assets -
  (6.05)%....................................                      (29,038,935)
                                                                  ------------
 Net Assets - 100.00%........................                     $479,747,876
                                                                  ============

-------
*Non-income producing security
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ Yield to maturity


                 See accompanying notes to financial statements

   PAINEWEBBER

 GROWTH FUND

            PORTFOLIO OF INVESTMENTS                             AUGUST 31, 1995

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - 89.17%
 Aerospace - 0.16%
  125,000  Kellstrom Industries, Inc.*...........................   $    625,000
                                                                    ------------
 Agriculture, Food - 0.12%
  168,000  Lincoln Snacks Co.*...................................        462,000
                                                                    ------------
 Air Transport - 0.06%
   15,000  Qantas Airways Limited*...............................        249,450
                                                                    ------------
 Apparel, Textiles - 0.77%
   56,736  Belding Heminway Company, Inc.*.......................        290,772
  175,000  Norwood Promotional Products, Inc.*...................      2,712,500
                                                                    ------------
                                                                       3,003,272
                                                                    ------------
 Banks - 2.48%
   90,000  Chase Manhattan Corporation...........................      5,175,000
   60,000  Comerica Inc. ........................................      2,137,500
   90,000  Synovus Financial Corp................................      2,295,000
                                                                    ------------
                                                                       9,607,500
                                                                    ------------
 Beverages - 1.49%
   90,000  The Coca Cola Company.................................      5,782,500
                                                                    ------------
 Business Machines - 3.90%
   20,000  C-Cube Microsystems Inc.*.............................        860,000
  105,000  Cisco Systems, Inc.*..................................      6,890,625
  100,000  EMC Corporation*......................................      2,050,000
   10,000  Hewlett Packard Co. ..................................        800,000
   55,000  Seagate Technology, Inc.*.............................      2,433,750
   25,000  Silicon Graphics, Inc.*...............................      1,056,250
   50,000  Western Digital Corporation*..........................      1,031,250
                                                                    ------------
                                                                      15,121,875
                                                                    ------------
 Chemicals - 2.71%
   35,000  Air Products & Chemicals, Inc. .......................      1,876,875
  132,000  Sealed Air Corporation*...............................      6,963,000
   75,000  The Scotts Company, Class A*..........................      1,687,500
                                                                    ------------
                                                                      10,527,375
                                                                    ------------
 Consumer Durables - 0.39%
  130,800  The Forschner Group, Inc.*............................      1,520,550
                                                                    ------------
 Drugs, Medicine - 6.38%
   43,819  Advanced Therapeutic Systems Ltd*.....................      1,199,545
   64,900  Columbia Labs Incorporated*...........................        563,819
   52,500  Elan Corporation, PLC ADS*............................      2,060,625
   60,000  Forest Laboratories, Inc.*............................      2,685,000
  200,000  North American Vaccine Inc.*..........................      2,025,000
  100,000  R.P. Scherer Corp.*...................................      4,300,000
  172,000  Teva Pharmaceutical Industries Ltd., ADS..............      6,514,500
  130,000  Watson Pharmaceuticals, Inc.*.........................      5,378,750
                                                                    ------------
                                                                      24,727,239
                                                                    ------------

   PAINEWEBBER

 GROWTH FUND

            PORTFOLIO OF INVESTMENTS (CONTINUED)                 AUGUST 31, 1995


 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)

 Electronics - 7.35%
  100,000  Amphenol Corporation, Class A*........................   $  2,450,000
  283,500  Belden, Inc...........................................      7,867,125
   12,500  CP Clare Corporation*.................................        300,000
   30,000  Emerson Electric Co. .................................      2,141,250
   39,500  Intel Corporation.....................................      2,424,313
  200,000  Jabil Circuit Incorporated*...........................      2,700,000
  135,000  Lattice Semiconductor Corporation*....................      4,438,125
   33,500  Micron Technology Incorporated........................      2,575,312
  175,000  Richey Electronics Incorporated*......................      1,356,250
   45,000  Thermo Instrument Systems Inc.*.......................      1,153,125
   50,000  Veeco Instruments Inc.*...............................      1,125,000
                                                                    ------------
                                                                      28,530,500
                                                                    ------------
 Forest Products - 0.28%
  125,000  Universal Forest Products Inc.........................      1,093,750
                                                                    ------------
 Healthcare (Non-drug) - 3.07%
  160,000  Humana Inc. ..........................................      2,920,000
   88,000  Phycor Incorporated...................................      3,674,000
   70,000  Sunrise Medical Inc.*.................................      1,811,250
  187,854  VISX, Incorporated*...................................      3,498,781
                                                                    ------------
                                                                      11,904,031
                                                                    ------------
 Hotels, Restaurants - 2.39%
  170,000  Hospitality Franchise Systems, Inc.*..................      7,968,750
  100,000  Rio Hotel & Casino, Inc.*.............................      1,300,000
                                                                    ------------
                                                                       9,268,750
                                                                    ------------
 Iron & Steel - 1.02%
   42,000  Easco Incorporated....................................        504,000
  220,000  Northwestern Steel & Wire Company*....................      2,145,000
  130,000  Olympic Steel, Inc.*..................................      1,316,250
                                                                    ------------
                                                                       3,965,250
                                                                    ------------
 Leisure, Luxury - 2.01%
   85,000  Anthony Inds, Inc.....................................      1,710,625
  220,000  Marker International*.................................      1,870,000
  229,500  Rawlings Sporting Goods Company, Inc.*................      2,151,562
   79,100  Sports Club Incorporated..............................        360,894
   60,000  SweetWater, Inc.*.....................................        240,000
   80,000  Syratech Corporation*.................................      1,480,000
                                                                    ------------
                                                                       7,813,081
                                                                    ------------

   PAINEWEBBER

 GROWTH FUND

            PORTFOLIO OF INVESTMENTS (CONTINUED)                 AUGUST 31, 1995

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)
 Life Insurance - 0.34%
   35,000  Equitable of Iowa Companies...........................   $  1,303,750
                                                                    ------------
 Media - 13.69%
  137,000  British Sky Broadcasting Group, PLC*..................      4,349,750
  115,000  Cinar Films Inc.*.....................................      1,293,750
  105,000  Comcast Corporation, Class A..........................      2,231,250
  257,500  Comcast Corporation, Class A Special..................      5,504,062
   25,000  Comcast UK Cable Partners Ltd.*.......................        392,188
   30,000  General Instruments Corporation*......................      1,095,000
   15,000  Glenayre Technologies, Inc.*..........................        978,750
   36,000  Infinity Broadcasting Corporation*....................      1,291,500
   80,000  Jacor Communications, Inc.*...........................      1,330,000
   25,000  Renaissance Communications Corp.*.....................        925,000
   53,125  Saga Communications, Inc.*............................        903,125
  390,000  Savoy Pictures Entertainment, Inc.*...................      3,510,000
  225,000  Tele Communications Incorporated New*.................      4,162,500
   20,000  Tele Communications International Incorporated*.......        312,500
   56,250  Tele Communications Liberty Media Group*..............      1,494,141
  190,000  The News Corporation Limited..........................      3,847,500
  188,000  Time Warner Inc. .....................................      7,919,500
   15,000  Tribune Company.......................................      1,005,000
   40,000  United International Holdings Inc., Class A*..........        715,000
  174,095  Viacom Inc., Class B*.................................      8,465,369
   40,000  Young Broadcasting Inc., Class A*.....................      1,380,000
                                                                    ------------
                                                                      53,105,885
                                                                    ------------
 Miscellaneous Mining, Metals - 1.15%
   70,000  Madeco S.A............................................      1,601,250
   50,000  Potash Corporation of Saskatchewan Inc. ..............      2,843,750
                                                                    ------------
                                                                       4,445,000
                                                                    ------------
 Mortgage Financing - 3.86%
  157,500  Countrywide Credit Industries, Inc. ..................      3,465,000
   79,000  Federal Home Loan Mortgage Corporation................      5,075,750
   67,500  Federal National Mortgage Association.................      6,437,813
                                                                    ------------
                                                                      14,978,563
                                                                    ------------
 Oil Service - 0.41%
   70,000  Camco International Inc...............................      1,592,500
                                                                    ------------
 Other Insurance - 0.88%
  150,000  PennCorp Financial Group, Inc.........................      3,412,500
                                                                    ------------
 Photographic, Optical - 0.68%
  430,000  Noel Group, Inc.*.....................................      2,633,750
                                                                    ------------

   PAINEWEBBER

 GROWTH FUND

            PORTFOLIO OF INVESTMENTS (CONTINUED)                 AUGUST 31, 1995


 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
COMMON STOCKS - (CONTINUED)
 Pollution Control - 0.58%
  105,000  Republic Waste Industries Inc.*.......................   $  2,231,250
                                                                    ------------
 Producers Goods - 3.09%
  200,000  Champion Road Machinery Limited.......................      1,856,250
   45,000  Fisher Scientific International Inc. .................      1,468,125
   40,000  Kaydon Corporation....................................      1,220,000
  110,250  Mark IV Industries Inc................................      2,453,062
  150,000  Microcom Inc.*........................................      3,000,000
   90,000  Pall Corporation......................................      1,968,750
                                                                    ------------
                                                                      11,966,187
                                                                    ------------
 Railroads, Transit - 3.25%
   72,500  Burlington Northern Inc...............................      5,020,625
   75,000  Conrail Inc...........................................      5,043,750
  117,900  Railtex Inc.*.........................................      2,534,850
                                                                    ------------
                                                                      12,599,225
                                                                    ------------
 Retail (Food) - 2.04%
  190,000  General Nutrition Companies Inc.*.....................      7,932,500
                                                                    ------------
 Retail (All Other) - 6.14%
   40,000  Borders Group, Inc.*..................................        810,000
   60,000  Corporate Express Inc.*...............................      1,402,500
   30,000  Micro Warehouse, Inc.*................................      1,432,500
  323,137  Staples, Inc.*........................................      8,280,385
   96,666  The Home Depot, Inc. .................................      3,854,557
  115,000  Toys 'R' Us, Inc.*....................................      2,990,000
  140,000  Viking Office Products, Inc.*.........................      5,040,000
                                                                    ------------
                                                                      23,809,942
                                                                    ------------
 Services - 9.50%
  250,000  Activision, Inc.*.....................................      3,375,000
   70,000  Ceridian Corporation*.................................      3,062,500
    9,000  Computron Software Inc.*..............................        171,000
   40,000  Epic Design Technology Inc.*..........................      1,725,000
  430,000  Excalibur Technologies Corporation*...................      7,095,000
  117,000  First Data Corporation................................      6,829,875
  100,000  Hummingbird Communications Ltd*.......................      3,287,500
   30,000  Hyperion Software Corp.*..............................      1,395,000
   40,000  Informix Corporation*.................................      1,120,000
   30,000  Oracle Systems Corporation*...........................      1,203,750
   56,250  Paychex, Inc. ........................................      2,306,250
   85,500  Service Corporation International.....................      2,992,500
   30,000  Sierra On-Line, Inc.*.................................      1,170,000
  140,000  Staffing Resources Incorporated*......................      1,120,000
                                                                    ------------
                                                                      36,853,375
                                                                    ------------

   PAINEWEBBER

 GROWTH FUND

            PORTFOLIO OF INVESTMENTS (CONCLUDED)                 AUGUST 31, 1995

 NUMBER OF
  SHARES                                                     VALUE
 ---------                                                ------------
COMMON STOCKS - (CONCLUDED)
 Telephone, Telegraph - 8.98%
   40,000  AirTouch Communications*....................   $  1,300,000
   95,000  AT & T Corp.................................      5,367,500
  191,250  IntelCom Group, Inc.*.......................      2,486,250
   77,000  Intermedia Communications of Florida, Inc.*.      1,135,750
  249,333  International CableTel Incorporated*........      6,731,991
   72,000  MFS Communications Company, Inc.*...........      3,186,000
   32,000  Millicom International Cellular S.A.*.......        944,000
           Mobile Telecommunications Technologies
  125,000   Corp.*.....................................      3,843,750
  270,000  NYNEX CableComms Group PLC*.................      4,876,875
   35,000  Paging Network Incorporated*................      1,382,500
   96,000  TeleWest Communications, PLC, ADS*..........      2,316,000
   30,000  Vodafone Group PLC..........................      1,256,250
                                                          ------------
                                                            34,826,866
                                                          ------------
 Total Common Stocks (cost - $231,573,331)................ 345,893,416
                                                          ------------
 NUMBER OF
 WARRANTS
 ---------
WARRANTS - 0.14%
 Drugs, Medicine - 0.14%
           Elan Corporation, PLC ADS* (cost -
  43,819    $265,004) .................................        536,783
                                                          ------------

 PRINCIPAL
  AMOUNT
   (000)                                MATURITY DATES    INTEREST RATES
 ---------                            ------------------- --------------
CORPORATE BONDS - 0.16%
 Domestic Petroleum Reserves - 0.16%
  $ 1,500  Garnet Resources
            Corporation (cost -
             $1,500,000)...........              12/21/98          9.500%      613,650
                                                                          ------------
 CONVERTIBLE BONDS - 0.63%
 Services - 0.22%
      300  Sierra On-Line, Inc.+ ..              04/01/01          6.500       846,000
                                                                          ------------
 Telephone, Telegraph - 0.41%
    2,240  IntelCom Group, Inc. ...              09/17/98          8.000     1,586,592
                                                                          ------------
 Total Convertible Bonds (cost -
 $2,540,000)........................                                         2,432,592
                                                                          ------------
 U.S. GOVERNMENT OBLIGATIONS - 2.06%
    8,000  United States Treasury
            Bills (cost -
            $7,982,228)............   09/07/95 - 09/21/95 5.405 to 5.425     7,982,228
                                                                          ------------
REPURCHASE AGREEMENT - 3.18%
   12,327  Repurchase agreement
            dated 08/31/95 with
            First Chicago Capital
            Markets collateralized
            by $12,780,000
            U.S. Treasury Bills,
            due 12/14/95; proceeds:
            $12,328,986 (cost -
            $12,327,000)...........   09/01/95                     5.800    12,327,000
                                                                          ------------
           Total Investments (Cost -
 $256,187,563) - 95.34%.............                                       369,785,669
           Other assets in excess of
 liabilities - 4.66%................                                        18,084,968
                                                                          ------------
 Net Assets - 100.00%...............                                      $387,870,637
                                                                          ============

-------
 *Non-income producing
 +Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADS American Depository Shares

                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES                  AUGUST 31, 1995

                                                       GROWTH
                                                      & INCOME       GROWTH
                                                        FUND          FUND
                                                    ------------  ------------
Assets
Investments at value (cost - $430,340,665 and
 $256,187,563, respectively)....................... $508,786,811  $369,785,669
Cash...............................................           --       605,861
Receivable for investments sold....................    4,171,745    27,332,249
Dividends and interest receivable..................    1,330,440       266,608
Receivable for shares of beneficial interest sold..      175,225        90,939
Other assets.......................................       27,704       228,234
                                                    ------------  ------------
Total assets.......................................  514,491,925   398,309,560
                                                    ------------  ------------
Liabilities
Payable for investments purchased..................   32,321,452     8,062,800
Payable for shares of beneficial interest
 repurchased.......................................    1,522,160     1,470,013
Payable to affiliates..............................      573,273       464,437
Accrued expenses and other liabilities.............      327,164       441,673
                                                    ------------  ------------
Total liabilities..................................   34,744,049    10,438,923
                                                    ------------  ------------
Net Assets
Beneficial interest shares of $0.001 par value
 outstanding (unlimited amount authorized).........  388,850,379   261,595,965
Accumulated undistributed net investment income
 (loss)............................................   12,910,318      (195,335)
Accumulated net realized gains (losses) from
 investments ......................................     (458,966)   12,871,901
Net unrealized appreciation of investments.........   78,446,145   113,598,106
                                                    ------------  ------------
Net assets......................................... $479,747,876  $387,870,637
                                                    ============  ============
Class A:
Net assets......................................... $187,057,217  $183,958,133
                                                    ------------  ------------
Shares outstanding.................................    8,306,737     8,259,462
                                                    ------------  ------------
Net asset value and redemption value per share.....       $22.52        $22.27
                                                    ============  ============
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price).....       $23.58        $23.32
                                                    ============  ============
Class B:
Net assets......................................... $247,542,966  $152,357,371
                                                    ------------  ------------
Shares outstanding.................................   11,065,771     7,076,534
                                                    ------------  ------------
Net asset value and offering price per share.......       $22.37        $21.53
                                                    ============  ============
Class C:
Net assets......................................... $ 14,679,816  $ 20,947,586
                                                    ------------  ------------
Shares outstanding.................................      651,225       929,590
                                                    ------------  ------------
Net asset value, offering price and redemption
 value per share...................................       $22.54        $22.53
                                                    ============  ============
Class D:
Net assets......................................... $ 30,467,877  $ 30,607,547
                                                    ------------  ------------
Shares outstanding.................................    1,358,205     1,411,524
                                                    ------------  ------------
Net asset value, offering price and redemption
 value per share...................................       $22.43        $21.68
                                                    ============  ============

                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENT OF OPERATIONS           FOR THE YEAR ENDED AUGUST 31, 1995

                                                         GROWTH
                                                        & INCOME     GROWTH
                                                          FUND        FUND
                                                       ----------- -----------
Investment income:
Interest and dividends................................ $10,935,651 $ 3,850,380
                                                       ----------- -----------
Expenses:
Investment advisory and administration fees...........   3,378,079   1,993,930
Service fees--Class A.................................     433,166     291,331
Service and distribution fees--Class B................   2,488,140     879,165
Service and distribution fees--Class D................     310,960     235,905
Transfer agency and service fees......................     578,482     250,338
Reports and notices to shareholders...................     230,453      73,122
Custody fees..........................................     172,013     121,456
Legal and audit fees..................................     145,985      82,425
Federal and state registration fees...................     108,396      77,191
Trustees' fees........................................      21,513       8,125
Reorganization expenses...............................         --      155,031
Other expenses........................................      30,409      14,184
                                                       ----------- -----------
                                                         7,897,596   4,182,203
                                                       ----------- -----------
Net investment income (loss)..........................   3,038,055    (331,823)
                                                       ----------- -----------
Realized and unrealized gains from investment activi-
 ties:
Net realized gains from investment transactions.......  17,636,364  17,051,928
Net change in unrealized appreciation/depreciation of
 investments..........................................  52,701,413   7,109,490
                                                       ----------- -----------
Net realized and unrealized gains from investment ac-
 tivities.............................................  70,337,777  24,161,418
                                                       ----------- -----------
Net increase in net assets resulting from operations.. $73,375,832 $23,829,595
                                                       =========== ===========

                 See accompanying notes to financial statements

PAINEWEBBER

 GROWTH & INCOME FUND

            STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE YEARS ENDED
                                                           AUGUST 31,
                                                   ----------------------------
                                                       1995           1994
                                                   -------------  -------------
From operations:
Net investment income............................  $   3,038,055  $   5,885,251
Net realized gains from investment transactions..     17,636,364     39,114,080
Net change in unrealized
 appreciation/depreciation of investments........     52,701,413    (55,515,214)
                                                   -------------  -------------
Net increase (decrease) in net assets resulting
 from operations.................................     73,375,832    (10,515,883)
                                                   -------------  -------------
Dividends and distributions to shareholders from:
Net investment income--Class A...................     (1,163,754)    (3,856,398)
Net investment income--Class B...................       (457,553)    (1,961,819)
Net investment income--Class C...................       (102,452)      (252,881)
Net investment income--Class D...................        (53,897)      (271,483)
Net realized gains from investment transactions--
 Class A.........................................    (11,701,555)      (465,992)
Net realized gains from investment transactions--
 Class B.........................................    (15,518,597)      (609,981)
Net realized gains from investment transactions--
 Class C.........................................       (828,242)       (23,298)
Net realized gains from investment transactions--
 Class D.........................................     (1,953,255)       (82,066)
                                                   -------------  -------------
                                                     (31,779,305)    (7,523,918)
                                                   -------------  -------------
From beneficial interest transactions:
Net proceeds from the sale of shares.............     30,582,369     42,483,056
Cost of shares repurchased.......................   (185,758,645)  (367,026,971)
Proceeds from dividends reinvested...............     29,628,162      6,947,309
                                                   -------------  -------------
Net decrease in net assets from beneficial
 interest transactions...........................   (125,548,114)  (317,596,606)
                                                   -------------  -------------
Net decrease in net assets.......................    (83,951,587)  (335,636,407)
Net assets:
Beginning of period..............................    563,699,463    899,335,870
                                                   -------------  -------------
End of period (including undistributed net
 investment income of $12,910,318 and $816,845,
 respectively)...................................  $ 479,747,876  $ 563,699,463
                                                   =============  =============

                 See accompanying notes to financial statements

PAINEWEBBER

 GROWTH FUND

            STATEMENT OF CHANGES IN NET ASSETS

                                                        FOR THE YEARS ENDED
                                                            AUGUST 31,
                                                     --------------------------
                                                         1995          1994
                                                     ------------  ------------
From operations:
Net investment loss................................  $   (331,823) $   (533,971)
Net realized gains from investment transactions....    17,051,928     5,195,790
Net change in unrealized appreciation/depreciation
 of investments....................................     7,109,490    (2,125,984)
                                                     ------------  ------------
Net increase in net assets resulting from
 operations........................................    23,829,595     2,535,835
                                                     ------------  ------------
Distributions to shareholders from:
Net realized gains from investment transactions--
 Class A...........................................      (170,322)   (6,987,744)
Net realized gains from investment transactions--
 Class B...........................................      (120,995)   (3,876,826)
Net realized gains from investment transactions--
 Class C...........................................       (37,136)   (1,187,915)
Net realized gains from investment transactions--
 Class D...........................................       (33,706)   (1,156,865)
                                                     ------------  ------------
                                                         (362,159)  (13,209,350)
                                                     ------------  ------------
From beneficial interest transactions:
Net proceeds from sale of shares...................    29,210,160   136,624,359
Proceeds from the acquisitions of PaineWebber
 Communications & Technology Growth Fund and
 PaineWebber Blue Chip Growth Fund (net of
 reorganization costs).............................   149,203,999       --
Cost of shares repurchased.........................  (112,053,043)  (68,709,767)
Proceeds from dividends reinvested.................       345,390    12,642,821
                                                     ------------  ------------
Net increase in net assets from beneficial interest
 transactions......................................    66,706,506    80,557,413
                                                     ------------  ------------
Net increase in net assets.........................    90,173,942    69,883,898
Net assets:
Beginning of period................................   297,696,695   227,812,797
                                                     ------------  ------------
End of period......................................  $387,870,637  $297,696,695
                                                     ============  ============

                 See accompanying notes to financial statements

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Growth & Income Fund ("Growth & Income Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund and PaineWebber Olympus Fund (the "Trusts"), respectively. The two Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("1940 Act"), as diversified open-end investment companies.

Each fund offers Class A, Class B, Class C and Class D Shares. Class C shares are available only to the trustee of the PaineWebber Savings Investment Plan on behalf of that Plan. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and transfer agency expenses. In addition, Class B shares, along with their pro-rata reinvested dividends shares, automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its service/ distribution plan.

Acquisitions of PaineWebber Blue Chip Growth Fund and PaineWebber Communications & Technology Growth Fund--Effective as of the close of business on August 18, 1995, PaineWebber Growth Fund ("Growth Fund") acquired all of the net assets of PaineWebber Blue Chip Growth Fund ("Blue Chip Growth Fund") and PaineWebber Communications & Technology Growth Fund ("Communications & Technology Growth Fund") in tax free exchanges for shares of Growth Fund. The acquisitions were accomplished by tax-free exchanges of 2,348,128 Class A, 1,425,501 Class B and 159,005 Class D shares of Growth Fund for 3,333,744 Class A, 2,017,042 Class B and 224,198 Class D shares of Blue Chip Growth Fund; and 533,772 Class A, 2,011,998 Class B and 343,927 Class D shares of Growth Fund for 969,663 Class A, 3,580,393 Class B and 616,795 Class D shares of Communications & Technology Growth Fund outstanding on August 18, 1995. Blue Chip Growth Fund's net assets at that date, valued at $86,500,222 including accumulated net realized losses of $485 and net unrealized appreciation of investments of $33,294,119, and Communications & Technology Growth Fund's net assets at that date, valued at $62,703,777 including accumulated net realized losses of $3,916,647 and net unrealized appreciation of investments of $16,964,035, were combined with those of Growth Fund.

Valuation of Investments - Securities which are listed on stock exchanges are valued at the last sales price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS              (CONTINUED)

exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an affiliate and wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the National Association of Securities Dealers Quotation System ("NASDAQ") are valued at the last trade price on NASDAQ prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation generally is used to value short term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of each Trust's Board of Trustees.

Repurchase Agreements - Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments, futures contracts and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

Futures Contracts - Each of the Funds is permitted to use financial futures contracts to hedge its portfolio. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS              (CONTINUED)

daily fluctuations in the value of the underlying financial futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss, until the financial futures contract is closed, at which time the gain or loss is reclassified to realized.

Using financial futures contracts involves various market risks. The Fund is subject to a number of guidelines which attempt to reduce this risk by seeking to ensure that financial futures contracts are used solely for hedging purposes and not for leverage. However, imperfect correlations between financial futures and the instruments being hedged or market disruptions do not normally permit full control of these risks at all times. Financial futures contracts in which the Fund invests do not represent exposure to default or other credit risk. At August 31, 1995, there were no open futures contracts.

Option Writing - When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statements of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS              (CONTINUED)

involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Federal Tax Status - Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

The Growth Fund has a net capital loss carryforward of $3,785,329 at August 31, 1995 pursuant to its reorganization with PaineWebber Blue Chip Growth Fund and PaineWebber Communication & Technology Growth Fund. This additional loss carryforward is available as a reduction, to the extent provided in the regulations, of future net capital gains realized, and will expire in 2002.

To reflect reclassifications arising from permanent "book/tax" differences for the year ended August 31, 1995 undistributed net investment income (loss) was increased by $136,488 and beneficial interest was decreased by $136,488.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

Each of the Funds has entered into an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. In accordance with the Advisory Contract each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                          GROWTH &
                                                         INCOME FUND GROWTH FUND
                                                         ----------- -----------
As a % of Average Daily Net Assets......................   0.700%      0.750%

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS              (CONTINUED)

At August 31, 1995, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $284,676 and $253,734, respectively, in investment advisory and administration fees.

For the year ended August 31, 1995, Growth & Income Fund and Growth Fund paid $65,991 and $4,200, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Funds if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Funds is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the year ended August 31, 1995, no reimbursements were required pursuant to the above limitation for any of the Funds.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service/distribution pertaining to the Class A, Class B and Class D shares ("Class A Plan", "Class B Plan" and "Class D Plan", collectively "Plans"), each class of shares of each Fund pays Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class D shares and monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets on Class B and Class D shares. At August 31, 1995, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $272,530 and $198,384, respectively, in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid upon certain redemptions of Class B shares. Mitchell Hutchins has informed each Fund that for the year ended August 31, 1995, it earned the following amounts in sales charges:

                                                          GROWTH &
                                                         INCOME FUND GROWTH FUND
                                                         ----------- -----------
Initial sales charges--Class A.......................... $   68,358   $ 62,298
Contingent deferred sales charges--Class B.............. $1,632,389   $628,261

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent.

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS              (CONTINUED)

For these services during the year ended August 31, 1995, PaineWebber earned $219,613 and $114,163 from Growth & Income Fund and Growth Fund, respectively. At August 31, 1995, PaineWebber was owed $16,067 and $12,319 by Growth & Income Fund and Growth Fund, respectively, for transfer agency service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at August 31, 1995, was substantially the same as the cost of securities for financial statement purposes.

At August 31, 1995, the components of net unrealized appreciation of investments were as follows:

                                                       GROWTH &
                                                     INCOME FUND   GROWTH FUND
                                                     ------------  ------------
Gross appreciation (investments having an excess of
 value over cost)..................................  $ 81,719,298  $123,883,234
Gross depreciation (investments having an excess of
 cost over value)..................................    (3,273,152)  (10,285,128)
                                                     ------------  ------------
Net unrealized appreciation of investments.........  $ 78,446,146  $113,598,106
                                                     ============  ============

For the year ended August 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                       GROWTH &
                                                     INCOME FUND   GROWTH FUND
                                                     ------------  ------------
Purchases..........................................  $509,193,853  $ 85,458,681
Sales..............................................  $653,971,439  $161,777,976

WRITTEN OPTION ACTIVITY

Written option activity for the year ended August 31, 1995 for the Growth & Income Fund were as follows:

                                                            NUMBER OF AMOUNT OF
                                                             OPTIONS  PREMIUMS
                                                            --------- ---------
Options outstanding at August 31, 1994.....................   1,751   $(240,683)
Options written during the year ended August 31, 1995......   1,096    (172,916)
Options cancelled in closing purchase transactions.........  (1,391)    225,583
Options expired prior to exercise..........................    (125)     14,219
Options exercised..........................................  (1,331)    173,797
                                                             ------   ---------
Options outstanding at August 31, 1995.....................       0   $       0
                                                             ======   =========

PAINEWEBBER

 NOTES TO FINANCIAL STATEMENTS              (CONCLUDED)

            SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                           CLASS A                    CLASS B                   CLASS C                  CLASS D
                   -------------------------  -------------------------  ----------------------  ------------------------
                     SHARES       AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
                   ----------  -------------  ----------  -------------  --------  ------------  ----------  ------------
GROWTH & INCOME
 FUND
YEAR ENDED
 AUGUST 31, 1995:
Shares sold......     406,738  $   8,281,477     791,571  $  16,018,352   169,458  $  3,384,300     142,739  $  2,898,240
Shares
 repurchased.....  (3,712,415)   (73,393,874) (4,676,193)   (92,319,141) (288,614)   (5,886,102)   (715,856)  (14,159,528)
Dividends
 reinvested......     653,877     11,890,156     821,955     14,887,430    51,195       930,694     105,724     1,919,882
Shares converted
 from Class B to
 Class A.........      72,134      1,428,360     (72,367)    (1,428,360)      --            --          --            --
                   ----------  -------------  ----------  -------------  --------  ------------  ----------  ------------
Net decrease.....  (2,579,666) $ (51,793,881) (3,135,034) $ (62,841,719)  (67,961) $ (1,571,108)   (467,393) $ (9,341,406)
                   ==========  =============  ==========  =============  ========  ============  ==========  ============
YEAR ENDED
 AUGUST 31, 1994:
Shares sold......     484,780  $   9,908,236   1,075,994  $  21,913,008   165,180  $  3,374,003     355,387  $  7,287,809
Shares
 repurchased.....  (7,207,269)  (147,209,194) (8,992,340)  (183,225,848) (274,997)   (5,620,223) (1,515,548)  (30,971,706)
Dividends
 reinvested......     193,794      3,948,532     116,857      2,388,886    13,616       276,179      16,282       333,712
Shares converted
 from Class B to
 Class A.........     199,102      4,024,895    (199,711)    (4,024,895)      --            --          --            --
                   ----------  -------------  ----------  -------------  --------  ------------  ----------  ------------
Net decrease.....  (6,329,593) $(129,327,531) (7,999,200) $(162,948,849)  (96,201) $ (1,970,041) (1,143,879) $(23,350,185)
                   ==========  =============  ==========  =============  ========  ============  ==========  ============
                           CLASS A                    CLASS B                   CLASS C                  CLASS D
                   -------------------------  -------------------------  ----------------------  ------------------------
                     SHARES       AMOUNT        SHARES       AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
                   ----------  -------------  ----------  -------------  --------  ------------  ----------  ------------
GROWTH FUND
YEAR ENDED
 AUGUST 31, 1995:
Shares sold......     343,756  $   6,797,998     593,500  $  11,354,188   373,860  $  7,464,597     184,507  $  3,593,377
Shares issued in
 connection with
 the acquisition
 of: PaineWebber
 Communications &
 Technology
 Growth Fund.....     533,772     11,895,983   2,011,998     43,342,827       --            --      343,927     7,464,967
 PaineWebber Blue
  Chip Growth
  Fund...........   2,348,128     52,326,034   1,425,501     30,724,310       --            --      159,005     3,449,878
Shares
 repurchased.....  (2,089,914)   (41,666,293) (1,875,647)   (36,501,877) (955,791)  (19,621,176)   (729,746)  (14,263,697)
Dividends
 reinvested......       8,698        161,962       6,276        113,599     1,975        37,136       1,793        32,693
Shares converted
 from Class B to
 Class A.........      63,558      1,245,674     (65,425)    (1,245,674)      --            --          --            --
                   ----------  -------------  ----------  -------------  --------  ------------  ----------  ------------
Net increase
 (decrease)......   1,207,998  $  30,761,358   2,096,203  $  47,787,373  (579,956) $(12,119,443)    (40,514) $    277,218
                   ==========  =============  ==========  =============  ========  ============  ==========  ============
YEAR ENDED
 AUGUST 31, 1994:
Shares sold......   1,549,566  $  32,037,298   2,917,179  $  58,889,602   461,518  $  9,540,308   1,795,537  $336,157,151
Shares
 repurchased.....  (1,255,407)   (25,558,955)   (985,658)   (19,234,590)   (8,765)     (172,621) (1,207,404)  (23,743,601)
Dividends
 reinvested......     322,249      6,664,104     180,416      3,655,229    57,056     1,187,915      55,665     1,135,573
Shares converted
 from Class B to
 Class A.........     106,274      2,135,836    (108,639)    (2,135,836)      --            --          --            --
                   ----------  -------------  ----------  -------------  --------  ------------  ----------  ------------
Net increase.....     722,682  $  15,278,283   2,003,298  $  41,174,405   509,809  $ 10,555,602     643,798  $ 13,549,123
                   ==========  =============  ==========  =============  ========  ============  ==========  ============

PAINEWEBBER

 GROWTH & INCOME FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                CLASS A
                              -------------------------------------------------
                                     FOR THE YEAR ENDED AUGUST 31,
                              -------------------------------------------------
                                1995      1994       1993      1992      1991
                              --------  --------   --------  --------  --------
Net asset value, beginning
 of period..................  $  20.43    $20.86     $20.48    $19.26    $15.87
                              --------  --------   --------  --------  --------
Net investment income.......      0.24      0.28       0.28      0.24      0.19
Net realized and unrealized
 gains (losses) from
 investment transactions....      3.18     (0.41)      0.37      1.25      3.50
                              --------  --------   --------  --------  --------
Total increase/decrease from
 investment operations......      3.42     (0.13)      0.65      1.49      3.69
                              --------  --------   --------  --------  --------
Dividends from investment
 income.....................     (0.12)    (0.27)     (0.27)    (0.27)    (0.30)
Distributions from realized
 gains on investments.......     (1.21)    (0.03)        --        --        --
                              --------  --------   --------  --------  --------
Total dividends and
 distributions..............     (1.33)    (0.30)     (0.27)    (0.27)    (0.30)
                              --------  --------   --------  --------  --------
Net asset value, end of
 period.....................  $  22.52    $20.43     $20.86    $20.48    $19.26
                              ========  ========   ========  ========  ========
Total investment return(1)..     18.30%    (0.58)%     3.15%     7.78%    23.62%
                              ========  ========   ========  ========  ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's)....................  $187,057  $222,432   $359,073  $358,643  $232,555
Expenses to average net
 assets.....................      1.19%     1.20%      1.13%     1.22%     1.42%
Net investment income to
 average net assets.........      1.07%     1.29%      1.33%     1.26%     1.79%
Portfolio turnover..........    111.27%    94.32%     36.52%    15.57%    52.00%

-------
 * Annualized.
 + Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total return information for periods less than one year is not annualized.

PAINEWEBBER

 GROWTH & INCOME FUND

                   CLASS B                                         CLASS C
---------------------------------------------------  ----------------------------------------
                                          FOR THE                                  FOR THE
           FOR THE YEAR                    PERIOD         FOR THE YEAR              PERIOD
               ENDED                      JULY 1,             ENDED              FEBRUARY 12,
            AUGUST 31,                    1991+ TO         AUGUST 31,              1992+ TO
---------------------------------------  AUGUST 31,  --------------------------   AUGUST 31,
  1995      1994       1993      1992       1991      1995     1994      1993        1992
--------  --------   --------  --------  ----------  -------  -------   -------  ------------
$  20.37  $  20.78   $  20.41    $19.23   $ 18.04    $ 20.42   $20.86    $20.48     $20.95
--------  --------   --------  --------   -------    -------  -------   -------    -------
    0.06      0.10       0.12      0.13      0.02       0.30     0.33      0.33       0.16
    3.18     (0.37)      0.36      1.20      1.17       3.18    (0.40)     0.37      (0.49)
--------  --------   --------  --------   -------    -------  -------   -------    -------
    3.24     (0.27)      0.48      1.33      1.19       3.48    (0.07)     0.70      (0.33)
--------  --------   --------  --------   -------    -------  -------   -------    -------
   (0.03)    (0.11)     (0.11)    (0.15)       --      (0.15)   (0.34)    (0.32)     (0.14)
   (1.21)    (0.03)        --        --        --      (1.21)   (0.03)       --         --
--------  --------   --------  --------   -------    -------  -------   -------    -------
   (1.24)    (0.14)     (0.11)    (0.15)       --      (1.36)   (0.37)    (0.32)     (0.14)
--------  --------   --------  --------   -------    -------  -------   -------    -------
$  22.37  $  20.37   $  20.78  $  20.41   $ 19.23    $ 22.54   $20.42   $ 20.86    $ 20.48
========  ========   ========  ========   =======    =======  =======   =======    =======
   17.38%    (1.31)%     2.34%     6.99%     6.60%     18.66%   (0.31)%    3.44%     (1.15)%
========  ========   ========  ========   =======    =======  =======   =======    =======
$247,543  $289,290   $461,389  $386,275   $57,539    $14,680  $14,690   $17,005    $10,560
    1.97%     1.97%      1.90%     1.97%     2.10%*     0.89%    0.90%     0.86%      0.93%*
    0.29%     0.51%      0.57%     4.90%     1.18%*     1.39%    1.60%     1.62%      1.56%*
  111.27%    94.32%     36.52%    15.57%    52.00%    111.27%   94.32%    36.52%     15.57%
                   CLASS D
--------------------------------------
                             FOR THE
     FOR THE YEAR            PERIOD
         ENDED               JULY 2,
      AUGUST 31,             1992+ TO
--------------------------- AUGUST 31,
  1995     1994      1993      1992
--------- -------- --------- --------
$ 20.42  $ 20.83   $ 20.47   $ 20.95
-------- --------- -------- ---------
   0.06     0.11      0.11      0.02
   3.19    (0.38)     0.37     (0.44)
-------- --------- -------- --------
   3.25    (0.27)     0.48     (0.42)
-------- --------- -------- --------
  (0.03)   (0.11)    (0.12)    (0.06)
  (1.21)   (0.03)       --        --
-------- --------- -------- --------
  (1.24)   (0.14)    (0.12)    (0.06)
-------- --------- -------- --------
$ 22.43  $ 20.42   $ 20.83   $ 20.47
======== ========= ======== ========
  17.37%   (1.29)%    2.35%     2.85%
======== ========= ======== ========
$30,468  $37,287   $61,869   $13,019
   1.98%    1.94%     1.87%     1.73%*
   0.28%    0.54%     0.61%     0.94%*
 111.27%   94.32%    36.52%    15.57%

PAINEWEBBER

 GROWTH FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS A
                             --------------------------------------------------
                                    FOR THE YEAR ENDED AUGUST 31,
                             --------------------------------------------------
                               1995         1994      1993      1992     1991
                             --------     --------  --------  --------  -------
Net asset value, beginning
 of period.................  $  20.04     $  20.60  $  16.78  $  17.50  $ 13.43
                             --------     --------  --------  --------  -------
Net investment income
 (loss)....................      0.01           --      0.07        --     0.02
Net realized and unrealized
 gains (losses) from
 investment transactions...      2.25         0.51      4.37     (0.11)    4.68
                             --------     --------  --------  --------  -------
Net increase/decrease from
 investment operations.....      2.26         0.51      4.44     (0.11)    4.70
                             --------     --------  --------  --------  -------
Dividends from investment
 income....................        --           --        --     (0.01)   (0.17)
Distributions from realized
 gains on investments......     (0.03)       (1.07)    (0.62)    (0.60)   (0.46)
                             --------     --------  --------  --------  -------
Total dividends and
 distributions.............     (0.03)       (1.07)    (0.62)    (0.61)   (0.63)
                             --------     --------  --------  --------  -------
Net asset value, end of
 period....................  $  22.27     $  20.04  $  20.60  $  16.78  $ 17.50
                             ========     ========  ========  ========  =======
Total investment return(1).     11.28%        2.33%    26.97%   (0.85)%   37.02%
                             ========     ========  ========  ========  =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's)...................  $183,958     $141,342  $130,353  $102,640  $96,796
Expenses to average net
 assets....................      1.28%(2)     1.21%     1.22%     1.43%    1.56%
Net investment income
 (loss) to average net
 assets....................      0.19%(2)     0.06%     0.38%     0.00%    0.10%
Portfolio turnover.........     36.10%       24.41%    35.81%    32.49%   28.59%

-------
 * Annualized
 + Commencement of offering of shares.
++ A per share breakdown for Class C shares has been omitted for the period
   August 26, 1991 (commencement of operations) to August 31, 1991 due to immaterial amounts.
(1) Total Investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total return information for periods less than one year is not annualized.
(2) These ratios include non-recurring reorganization expenses of 0.06%, 0.06%, 0.05% and 0.06% for Class A, B, C and D, respectively.

PAINEWEBBER

 GROWTH FUND

                  CLASS B                                          CLASS C++
------------------------------------------------------  -------------------------------------
                                             FOR THE
          FOR THE YEAR                        PERIOD             FOR THE YEAR
             ENDED                           JULY 1,                 ENDED
           AUGUST 31,                        1991+ TO             AUGUST 31,
-----------------------------------------   AUGUST 31,  -------------------------------------
  1995         1994      1993      1992        1991      1995        1994     1993     1992
--------      -------   -------   -------   ----------  -------     -------  -------  -------
$  19.53      $ 20.25   $ 16.64   $ 17.48     $15.63    $ 20.22     $ 20.71  $ 16.83  $ 17.50
--------      -------   -------   -------     ------    -------     -------  -------  -------
   (0.02)       (0.06)    (0.05)    (0.06)     (0.02)      0.24        0.03     0.08     0.05
    2.05         0.41      4.28     (0.18)      1.87       2.10        0.55     4.42    (0.11)
--------      -------   -------   -------     ------    -------     -------  -------  -------
    2.03         0.35      4.23     (0.24)      1.85       2.34        0.58     4.50    (0.06)
--------      -------   -------   -------     ------    -------     -------  -------  -------
      --           --        --        --         --         --          --       --    (0.01)
   (0.03)       (1.07)    (0.62)    (0.60)        --      (0.03)      (1.07)   (0.62)   (0.60)
--------      -------   -------   -------     ------    -------     -------  -------  -------
   (0.03)       (1.07)    (0.62)    (0.60)        --      (0.03)      (1.07)   (0.62)   (0.61)
--------      -------   -------   -------     ------    -------     -------  -------  -------
$  21.53      $ 19.53   $ 20.25   $ 16.64     $17.48    $ 22.53     $ 20.22  $ 20.71  $ 16.83
========      =======   =======   =======     ======    =======     =======  =======  =======
   10.40%        1.55%    25.91%    (1.58)%    11.84%     11.58%       2.67%   27.26%   (0.52)%
========      =======   =======   =======     ======    =======     =======  =======  =======
$152,357      $97,272   $60,280   $35,867     $3,804    $20,948     $30,521  $20,706  $11,581
    2.06%(2)     2.00%     2.02%     2.20%      2.24%*     0.97%(2)    0.94%    0.95%    1.12%
   (0.60)%(2)   (0.66)%   (0.46)%   (0.70)%    (0.81)%*    0.53%(2)    0.40%    0.60%    0.38%
   36.10%       24.41%    35.81%    32.49%     28.59%     36.10%      24.41%   35.81%   32.49%
                 CLASS D
--------------------------------------------
                                  FOR THE
     FOR THE YEAR                  PERIOD
         ENDED                    JULY 2,
      AUGUST 31,                  1992+ TO
-------------------------------- AUGUST 31,
 1995         1994      1993       1992
------------ --------- --------- -----------
$ 19.67      $ 20.38   $ 16.75     $17.04
------------ --------- --------- -----------
  (0.10)       (0.08)    (0.06)     (0.01)
   2.14         0.44      4.31      (0.28)
------------ --------- --------- -----------
   2.04         0.36      4.25      (0.29)
------------ --------- --------- -----------
     --           --        --         --
  (0.03)       (1.07)    (0.62)        --
------------ --------- --------- -----------
  (0.03)       (1.07)    (0.62)        --
------------ --------- --------- -----------
$ 21.68      $ 19.67   $ 20.38     $16.75
============ ========= ========= ===========
  10.37%        1.59%    25.86%     (2.95)%
============ ========= ========= ===========
$30,608      $28,561   $16,474     $2,275
   2.05%(2)     1.98%     2.06%      1.98%*
  (0.57)%(2)   (0.65)%   (0.69)%    (0.65)%*
  36.10%       24.41%    35.81%     32.49%

PAINEWEBBER

 REPORT OF INDEPENDENT AUDITORS


The Boards of Trustees and Shareholders
PaineWebber Growth & Income Fund
PaineWebber Growth Fund

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the PaineWebber Growth and Income Fund and PaineWebber Growth Fund as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1995, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PaineWebber Growth and Income Fund and PaineWebber Growth Fund at August 31, 1995 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

New York, New York
October 23, 1995

PAINEWEBBER

 TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended to advise you within 60 days of each Fund's fiscal year end (August 31, 1995) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                              GROWTH &
                                                               INCOME   GROWTH
PER SHARE DATA:                                                 FUND     FUND
---------------                                               --------  -------
Net investment income
  Class A.................................................... $0.1154       --
  Class B.................................................... $0.0344       --
  Class C.................................................... $0.1471       --
  Class D.................................................... $0.0321       --
Short-term capital gains*.................................... $0.0912       --
Long-term capital gains...................................... $1.1199   $0.0258
Percentage of ordinary income dividends qualifying for the
 dividends received deduction available to corporate
 shareholders................................................     100%      100%

-------
* Taxable as ordinary income

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 1995. Such notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1996. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.